Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes payable	[1]	$ 4,662,122	$ 4,418,928
Loans from third parties	[2]	1,424,989	669,485
Payroll payable		455,394	398,260
Security deposit from a distributor			274,123
Other accrued expenses		373,763	358,559
Accrued expenses and other payables		$ 6,916,268	$ 6,119,355

[1]	The balance mainly was VAT payable of $4,016,656 and $4,242,155 as of September 30, 2023 and 2024, respectively.
[2]	The balance was interest-free loans from the third parties as of September 30, 2024, which was fully repaid in October 2024.